Capital Ratios	12 Months Ended
Dec. 31, 2012
Capital [Abstract]
Capital Ratios
Capital Ratios
Prior to February 16, 2012, the Corporation operated two chartered bank subsidiaries, PNB and Vision. On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank. Following the sale, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation (See Note 3 of these Notes to Consolidated Financial Statements). At December 31, 2012 and 2011, the Corporation and each of its then separately chartered banks had Tier 1, total risk-based capital and leverage ratios which were well above both the required minimum levels of 4.00%, 8.00% and 4.00%, respectively, and the well-capitalized levels of 6.00%, 10.00% and 5.00%, respectively.

The following table indicates the capital ratios for Park and each subsidiary at December 31, 2012 and December 31, 2011.

	2012			2011
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.28%	11.17%	6.43%	9.52%	11.46%	6.58%
Vision Bank	N/A	N/A	N/A	23.42%	24.72%	15.89%
Park	13.12%	15.77%	9.17%	14.15%	16.65%	9.81%

Failure to meet the minimum requirements above could cause the Federal Reserve Board to take action. Each of Park’s bank subsidiaries is also subject to the capital requirements of their primary regulators. As of December 31, 2012 and 2011, Park and its then banking subsidiaries were well-capitalized and met all capital requirements to which each was then subject. There are no conditions or events since PNB's most recent regulatory report filings, that management believes have changed the risk categories for PNB.

The following table reflects various measures of capital for Park and each of PNB and VB (during the period it was a Park banking subsidiary):

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2012
Total Risk-Based Capital (to risk-weighted assets)
PNB	$502,680	11.17%	$359,971	8.00%	$449,964	10.00%
Park	732,413	15.77%	371,477	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$417,690	9.28%	$179,986	4.00%	$269,978	6.00%
Park	609,411	13.12%	185,739	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$417,690	6.43%	$259,769	4.00%	$324,711	5.00%
Park	609,411	9.17%	265,719	4.00%	N/A	N/A

At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	N/A	N/A

(1)	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.